Supplemental Oil and Natural Gas Information - Proved Developed and Proved Undeveloped Reserves (Detail)	12 Months Ended
	Dec. 31, 2014 MMcfe	Dec. 31, 2013 MMcfe	Dec. 31, 2012 MMcfe
Reserve Quantities [Line Items]
Revisions (energy)	(19,305.3)	1,978.4
Proved Developed and Undeveloped Reserves (energy), beginning balance	78,478.6	6,334.2	0
Extensions and discoveries (energy)	323,140.1	59,419.0	6,368.9
Acquisition of reserves (energy)		12,397.6
Production (energy)	(26,545.5)	(1,650.2)	(34.7)
Proved Developed and Undeveloped Reserves (energy), ending balance	355,767.9	78,478.6	6,334.2
Proved developed reserves (energy)	196,796.4	44,466.6	2,724.0
Proved undeveloped reserves (energy)	158,971.5	34,012.0	3,610.1
Natural Gas [Member]
Reserve Quantities [Line Items]
Proved Developed and Undeveloped Reserves, beginning balance	52,344.4	2,956.1
Revisions	(12,091.2)	2,645.0
Extensions and discoveries	235,816.9	41,215.5	2,963.8
Acquisition of reserves		6,646.6
Production	(19,760.2)	(1,118.8)	(7.7)
Proved Developed and Undeveloped Reserves, ending balance	256,309.9	52,344.4	2,956.1
Proved developed reserves	132,959.5	27,880.3	1,289.6
Proved undeveloped reserves	123,350.4	24,464.1	1,666.6
Natural Gas Liquids [Member]
Reserve Quantities [Line Items]
Proved Developed and Undeveloped Reserves, beginning balance	1,938.4	177.0
Revisions	(739.7)	52.1
Extensions and discoveries	10,216.3	1,710.6	177.0
Production	(536.0)	(1.3)
Proved Developed and Undeveloped Reserves, ending balance	10,879.0	1,938.4	177.0
Proved developed reserves	6,758.6	1,056.2	64.6
Proved undeveloped reserves	4,120.4	882.2	112.4
Oil [Member]
Reserve Quantities [Line Items]
Proved Developed and Undeveloped Reserves, beginning balance	2,417.4	386.0
Revisions	(462.6)	(163.2)
Extensions and discoveries	4,337.5	1,323.3	390.5
Acquisition of reserves		958.5
Production	(594.9)	(87.2)	(4.5)
Proved Developed and Undeveloped Reserves, ending balance	5,697.4	2,417.4	386.0
Proved developed reserves	3,880.9	1,708.1	174.5
Proved undeveloped reserves	1,816.4	709.2	211.5